Fair Value Measurement - Schedule of Key Inputs Into Option Model for Private Placement Warrants and Public Warrants (Details)	Jun. 30, 2021 USD ($)	Jan. 20, 2021 USD ($)
Implied Volatility/Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	0	20.0
Risk-Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	0	0.53
Warrant Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	11.50	11.50
Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant expiration term	5 years 3 months 18 days	5 years 6 months